INTEREST EXPENSES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
INTEREST EXPENSES [Abstract]
Interest on short-term loans	$ 4,937	30,760	23,704	21,434
Interest on bills payable	3,516	21,908	15,923	7,552
Interest related to unrecognized tax benefits, income tax payable and other taxes payable	2,663	16,592	16,971	20,909
Bank charges	709	4,413	4,962	3,937
Total interest expenses	$ 11,825	73,673	61,560	53,832